REVENUE RECOGNITION (Details 3) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Product warranty liabilities			$ 12,372,000
Balance, end of period	$ 14,400,570		14,400,570
Airspan [Member]
Product warranty liabilities	1,019,000	$ 986,000	1,019,000	$ 981,000
Product warrant liabilities Accruals	168,000	150,000	260,000	181,000
Product warrant liabilities settlements	(88,000)	(169,000)	(180,000)	(195,000)
Balance, end of period	$ 1,099,000	$ 967,000	$ 1,099,000	$ 967,000